CONTINGENCIES AND COMMITMENTS - Summary of Provisions for Contingencies (Detail) - ARS ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contingency provisions	$ 82,058,545	$ 41,098,207
Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	51,893,142	32,546,986
For Commercial Lawsuits/Legal matters
Disclosure of other provisions [line items]
Contingency provisions	16,064,078	21,303,656
For Labor Lawsuits
Disclosure of other provisions [line items]
Contingency provisions	941,330	1,804,458
For Claims and Credit Cards
Disclosure of other provisions [line items]
Contingency provisions	200	403
For Guarantees Granted
Disclosure of other provisions [line items]
Contingency provisions	0	2,302
For Other Contingencies
Disclosure of other provisions [line items]
Contingency provisions	34,887,534	9,436,167
For Termination Benefits
Disclosure of other provisions [line items]
Contingency provisions	30,061,623	8,091,078
Difference for Dollarization of Judicial Deposits—Communication “A” 4686
Disclosure of other provisions [line items]
Contingency provisions	$ 103,780	$ 460,143